UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

DWS Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Tax Free Money Fund Investment

	Principal Amount ($)	Value ($)
Municipal Investments 99.8%
Arizona 0.6%
Maricopa County, AZ, Industrial Development Authority, Senior Living Facilities Revenue, Christian Care Apartments, Series A, 0.02% *, 9/15/2035, LIQ: Fannie Mae	735,000	735,000
California 4.7%
California, BB&T Municipal Trust, Anaheim Public Financing Authority, Series 2011, 144A, 0.06% *, 9/1/2022, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	90,000	90,000
Los Angeles, CA, Tax and Revenue Anticipation Notes, 144A, 2.0%, 6/30/2016	2,000,000	2,025,036
University of California, State Revenues, Series AL-1, 0.01% *, 5/15/2048	4,000,000	4,000,000
		6,115,036
District of Columbia 1.2%
District of Columbia, Center for Internships & Academic Revenue, 0.02% *, 7/1/2036, LOC: Branch Banking & Trust	1,600,000	1,600,000
Florida 5.8%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Inc., Series A, 0.02% *, 7/15/2024, LIQ: Fannie Mae	3,000,000	3,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.04% *, 8/15/2041, LOC: SunTrust Bank	4,455,000	4,455,000
		7,455,000
Georgia 1.1%
Georgia, Private Colleges & Universities Authority Revenue, TECP, 0.04%, 11/13/2015	1,417,000	1,417,000
Idaho 3.7%
Idaho, State Tax Anticipation Notes, 144A, 2.0%, 6/30/2016	3,000,000	3,038,145
Idaho, State University Foundation, Inc. Revenue, L.E. & Thelma Stephens Project, 0.05% *, 5/1/2021, LOC: Wells Fargo Bank NA	1,685,000	1,685,000
		4,723,145
Illinois 7.8%
Illinois, State Development Finance Authority Revenue, Chicago Symphony Project, 0.02% *, 12/1/2033, LOC: PNC Bank NA	2,000,000	2,000,000
Illinois, State Finance Authority Revenue, Series 2015, 144A, 0.03% *, 4/1/2021, LIQ: Citibank NA	4,500,000	4,500,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series B, 0.01% *, 2/15/2033, LOC: Northern Trust Co.	725,000	725,000
University of Illinois, Health Services Facilities Systems, Series B, 0.02% *, 10/1/2026, LOC: Wells Fargo Bank NA	2,800,000	2,800,000
		10,025,000
Indiana 4.0%
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.01% *, 3/1/2033, LOC: Northern Trust Co.	200,000	200,000
Posey County, IN, Economic Development Revenue, Midwest Fertilizer Corp. Project, Series A, 144A, 0.25% **, Mandatory Put 11/3//2015 @ 100, 7/1/2046	5,000,000	5,000,000
		5,200,000
Kentucky 1.1%
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.03% *, 3/1/2030, LOC: U.S. Bank NA	1,470,000	1,470,000
Maryland 2.4%
Maryland, State General Obligation:
Series B, 144A, 5.0%, 3/15/2016	2,360,000	2,411,396
Series E, 5.0%, 8/1/2016	650,000	675,834
		3,087,230
Massachusetts 1.2%
Massachusetts, State General Obligation, Series C, 2.0%, 6/22/2016	1,500,000	1,519,860
Michigan 2.3%
Michigan, State Finance Authority Revenue, School Loan Revolving, Series B, 0.13% *, 9/1/2050, LOC: PNC Bank NA	3,000,000	3,000,000
Minnesota 2.3%
Minnesota, RBC Municipal Products, Inc. Trust, Series E-19, 144A, 0.02% *, 10/1/2016, LOC: Royal Bank of Canada	3,000,000	3,000,000
Nevada 1.9%
Clark County, NV, Airport Revenue, Series D-2B, 0.01% *, 7/1/2040, LOC: Royal Bank of Canada	2,500,000	2,500,000
New Hampshire 6.6%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.02% *, 9/1/2032, LOC: TD Bank NA	4,380,000	4,380,000
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.03% *, 12/1/2034, LOC: Citizens Bank of NH	4,200,000	4,200,000
		8,580,000
New York 22.8%
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.01% *, 11/15/2036, LIQ: Fannie Mae	835,000	835,000
New York, State Dormitory Authority, Sales Tax Revenue, Series A, 144A, 2.0%, 3/15/2016	1,700,000	1,714,147
New York, State Housing Finance Agency Revenue, 205 E 92nd Street Housing, Series A, 0.01% *, 11/1/2047, LOC: Wells Fargo Bank NA	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 222 E 44th Street Housing, Series A, 144A, 0.03% *, 5/1/2050, LOC: Bank of China	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, 625 W 57th Street Housing, Series 2015-A-1, 0.01% *, 5/1/2049, LOC: Bank of New York Mellon	5,550,000	5,550,000
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.02% *, 5/15/2037, LIQ: Fannie Mae	1,875,000	1,875,000
New York, State Power Authority, 0.14% **, 3/1/2020	2,500,000	2,500,000
New York, State Thruway Authority Revenue:
Series B, 5.0%, 4/1/2016, INS: NATL	1,500,000	1,500,000
Series B, 5.0%, 4/1/2019, INS: AMBAC	950,000	950,000
New York City, NY, Health & Hospital Corp., Health Systems:
Series D, 144A, 0.01% *, 2/15/2026, LOC: JPMorgan Chase Bank NA	1,845,000	1,845,000
Series C, 144A, 0.01% *, 2/15/2031, LOC: TD Bank NA	2,670,000	2,670,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.17% *, 6/15/2044, LIQ: Citibank NA	3,000,000	3,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series E-3, 0.01% *, 2/1/2045, SPA: JPMorgan Chase Bank NA	3,000,000	3,000,000
Port Authority of New York & New Jersey, Series R-14077, 144A, 0.03% *, 6/1/2021, LIQ: Citibank NA	1,000,000	1,000,000
		29,439,147
North Carolina 8.2%
Catawba County, NC, Hospital Revenue, Valley Medical Center, 144A, 0.19% *, 10/1/2034, LOC: Branch Banking & Trust	2,430,000	2,430,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, 0.02% *, 12/1/2028, LOC: Branch Banking & Trust	3,900,000	3,900,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.02% *, 6/1/2033, LOC: Branch Banking & Trust	2,275,000	2,275,000
North Carolina, State Educational Facilities Finance Agency, Duke University Project, Series A, 0.01% *, 12/1/2017	2,000,000	2,000,000
		10,605,000
Ohio 3.0%
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 0.04% *, 5/1/2049, LOC: Northern Trust Co.	3,835,000	3,835,000
Pennsylvania 1.5%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.03% *, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
South Carolina 0.8%
South Carolina, State Economic Development, Series A, 144A, 5.0%, 4/1/2016	1,000,000	1,023,756
Tennessee 3.9%
Metropolitan Government Nashville & Davidson County, TN, Vanderbilt University, TECP, 0.15%, 2/22/2016	5,000,000	5,000,000
Texas 9.4%
Harris County, TX, Cultural Education Facility:
TECP, 144A, 0.144%, 11/4/2015	1,000,000	999,987
TECP, 0.22%, 4/5/2016	5,000,000	5,000,000
Lamar, TX, Consolidated Independent School District, Series R-12266, 144A, 0.03% *, 10/25/2016	1,485,000	1,485,000
Texas, Dallas Performing Arts Cultural Facilities Corp., Center for the Performing Arts Foundation, Series A, 0.01% *, 9/1/2041, LOC: Bank of America NA	2,200,000	2,200,000
Texas, Hurst-Euless-Bedford Independent School District, 144A, 5.0%, 8/15/2016	630,000	655,818
Texas, State General Obligation, Series B, 0.01% *, 12/1/2042, LOC: Sumitomo Mitsui Banking	1,500,000	1,500,000
University of Texas, Financing Systems Revenues, Series B, 0.01% *, 8/1/2025, LIQ: University of Texas Investment Management Co.	350,000	350,000
		12,190,805
Virginia 1.1%
Henrico County, VA, General Obligation, 4.0%, 8/1/2016	1,335,000	1,376,808
West Virginia 0.8%
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.04% *, 7/1/2039, LOC: Bank of America NA	995,000	995,000
Wyoming 1.5%
Sweetwater County, WY, Pollution Control Revenue, PacifiCorp Project, Series A, 0.01% *, 12/1/2020, LOC: Bank of Nova Scotia	2,000,000	2,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $128,892,787) †	99.8	128,892,787
Other Assets and Liabilities, Net	0.2	236,673

Net Assets	100.0	129,129,460

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2015.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
†	The cost for federal income tax purposes was $128,892,787.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMBAC: Ambac Financial Group, Inc.
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$128,892,787	$—	$128,892,787
Total	$—	$128,892,787	$—	$128,892,787

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015